Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting
Segment reporting
32. Segment reporting
The Group derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenues and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Group currently does not allocate assets, share-based compensation expenses and certain operating expenses to its segments, as the CODM does not use such information to allocate resources to or evaluate the performance of the operating segments. As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented.
The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2018, 2019 and 2020:

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Net revenues:
JD Retail	447,502,173	552,245,141	702,929,619
New Businesses	14,665,281	23,932,278	42,790,954
Inter-segment(*)	(1,103,943)	(435,364)	(724,639)

Total segment net revenues	461,063,511	575,742,055	744,995,934
Unallocated items	956,248	1,146,429	805,952

Total consolidated net revenues	462,019,759	576,888,484	745,801,886

Operating income/(loss):
JD Retail	7,049,222	13,775,339	19,484,484
New Businesses	(5,136,657)	(1,022,281)	(2,498,850)
Including: gain on sale of development properties (Note 19)	—	3,884,709	1,648,747

Total segment operating income	1,912,565	12,753,058	16,985,634
Unallocated items(**)	(4,531,696)	(3,758,178)	(4,642,814)

Total consolidated operating income/(loss)	(2,619,131)	8,994,880	12,342,820
Total other income	245,453	4,697,652	38,476,071

Income/(loss) before tax	(2,373,678)	13,692,532	50,818,891

(*)
The inter-segment eliminations mainly consist of services provided by JD Retail to overseas business, and certain services provided by JD Logistics to the vendors of JD Retail, which the Group records as a deduction of cost of revenues at the consolidated level.

(**)	A summary of unallocated items for the years presented is as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Share-based compensation	(3,659,989)	(3,694,955)	(4,155,933)
Amortization of intangible assets resulting from assets and business acquisitions	(1,805,638)	(885,385)	(723,420)
Effects of business cooperation arrangements	956,248	822,162	236,539
Impairment of goodwill and intangible assets	(22,317)	—	—

Total	(4,531,696)	(3,758,178)	(4,642,814)